First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments
November 30, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 38.9%
	Aerospace/Defense — 5.5%
$3,208,000	BAE Systems Holdings, Inc. (a)	3.85%	12/15/25	$3,207,386
9,170,000	Boeing (The) Co.	2.20%	02/04/26	9,133,374
15,935,000	Boeing (The) Co.	6.53%	05/01/34	17,727,210
2,030,000	Boeing (The) Co.	5.81%	05/01/50	2,023,466
23,523,000	Boeing (The) Co.	7.01%	05/01/64	26,966,009
9,115,000	General Dynamics Corp.	4.95%	08/15/35	9,369,694
8,518,000	General Electric Co.	4.90%	01/29/36	8,743,803
25,125,000	L3Harris Technologies, Inc.	5.35%	06/01/34	26,164,881
17,995,000	Lockheed Martin Corp.	5.00%	08/15/35	18,489,922
25,000,000	Northrop Grumman Corp.	5.25%	07/15/35	26,129,961
30,420,000	RTX Corp.	6.10%	03/15/34	33,579,475
5,000,000	TransDigm, Inc. (a)	6.75%	08/15/28	5,108,475
1,934,000	TransDigm, Inc. (a)	6.00%	01/15/33	1,979,138
				188,622,794
	Airlines — 0.3%
11,466,000	Southwest Airlines Co.	5.25%	11/15/35	11,235,733
	Apparel — 0.5%
20,534,000	VF Corp.	2.95%	04/23/30	18,453,442
	Auto Manufacturers — 2.1%
1,778,000	Allison Transmission, Inc. (a)	5.88%	12/01/33	1,795,317
5,000,000	Ford Motor Credit Co. LLC	4.39%	01/08/26	4,999,203
10,000,000	Ford Motor Credit Co. LLC	6.80%	05/12/28	10,417,364
28,021,000	Ford Motor Credit Co. LLC	6.50%	02/07/35	29,173,995
6,650,000	General Motors Co.	5.63%	04/15/30	6,945,666
15,955,000	General Motors Co.	6.25%	04/15/35	17,099,229
				70,430,774
	Auto Parts & Equipment — 0.1%
4,358,000	Goodyear Tire & Rubber (The) Co.	6.63%	07/15/30	4,432,238
	Banks — 6.1%
2,000,000	Bank of America Corp. (b)	2.59%	04/29/31	1,870,547
5,265,000	Bank of America Corp. (b)	1.92%	10/24/31	4,723,527
1,800,000	Bank of America Corp. (b)	5.29%	04/25/34	1,876,063
720,000	Bank of America Corp. (b)	5.47%	01/23/35	757,503
920,000	Bank of America Corp. (b)	5.51%	01/24/36	971,346
5,490,000	First Citizens BancShares, Inc. (b)	5.23%	03/12/31	5,577,946
20,590,000	First Citizens BancShares, Inc. (b)	6.25%	03/12/40	21,072,630
1,790,000	Goldman Sachs Bank USA (b)	5.28%	03/18/27	1,795,781
860,000	Goldman Sachs Group (The), Inc. (b)	1.43%	03/09/27	853,527
18,965,000	Goldman Sachs Group (The), Inc. (b)	1.54%	09/10/27	18,587,989
1,785,000	Goldman Sachs Group (The), Inc. (b)	5.22%	04/23/31	1,849,806
1,760,000	Goldman Sachs Group (The), Inc. (b)	5.85%	04/25/35	1,890,759
8,020,000	Goldman Sachs Group (The), Inc. (b)	5.02%	10/23/35	8,147,644
775,000	Goldman Sachs Group (The), Inc. (b)	5.54%	01/28/36	812,401
1,895,000	JPMorgan Chase & Co. (b)	1.04%	02/04/27	1,885,113
1,765,000	JPMorgan Chase & Co. (b)	5.57%	04/22/28	1,800,532
2,625,000	JPMorgan Chase & Co. (b)	4.01%	04/23/29	2,622,954
1,445,000	JPMorgan Chase & Co. (b)	2.07%	06/01/29	1,379,060
1,855,000	JPMorgan Chase & Co. (b)	1.95%	02/04/32	1,653,758
2,260,000	JPMorgan Chase & Co. (b)	2.55%	11/08/32	2,046,603

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$1,800,000	JPMorgan Chase & Co. (b)	5.34%	01/23/35	$1,883,663
2,045,000	JPMorgan Chase & Co. (b)	4.95%	10/22/35	2,084,269
1,300,000	JPMorgan Chase & Co. (b)	5.50%	01/24/36	1,373,822
4,011,000	JPMorgan Chase & Co. (b)	5.58%	07/23/36	4,198,546
5,776,000	JPMorgan Chase & Co. (b)	4.81%	10/22/36	5,810,294
495,000	Morgan Stanley (b)	0.99%	12/10/26	494,576
610,000	Morgan Stanley (b)	1.51%	07/20/27	599,916
6,500,000	Morgan Stanley (b)	1.93%	04/28/32	5,727,868
3,340,000	Morgan Stanley (b)	6.63%	11/01/34	3,769,132
1,255,000	Morgan Stanley (b)	5.83%	04/19/35	1,346,542
5,010,000	Morgan Stanley (b)	5.59%	01/18/36	5,290,320
11,555,000	Morgan Stanley (b)	5.66%	04/17/36	12,271,119
8,415,000	Morgan Stanley, Series I (b)	4.89%	10/22/36	8,445,550
8,430,000	Morgan Stanley Private Bank N.A. (b)	4.47%	11/19/31	8,477,978
2,365,000	PNC Financial Services Group (The), Inc. (b)	6.88%	10/20/34	2,689,967
8,525,000	Regions Financial Corp. (b)	5.50%	09/06/35	8,816,163
14,866,000	Synovus Financial Corp. (b)	6.17%	11/01/30	15,433,911
2,925,000	US Bancorp (b)	4.84%	02/01/34	2,963,840
6,415,000	Wells Fargo & Co. (b)	5.24%	01/24/31	6,667,880
8,165,000	Wells Fargo & Co. (b)	5.39%	04/24/34	8,562,045
14,461,000	Wells Fargo & Co. (b)	5.61%	04/23/36	15,343,053
3,895,000	Wells Fargo & Co. (b)	4.89%	09/15/36	3,929,986
				208,355,929
	Biotechnology — 0.4%
14,345,000	Amgen, Inc.	5.25%	03/02/33	14,955,537
	Chemicals — 0.1%
3,918,000	Ecolab, Inc.	5.00%	09/01/35	4,025,046
	Commercial Services — 0.6%
7,045,000	Boost Newco Borrower LLC (a)	7.50%	01/15/31	7,486,898
5,671,000	Global Payments, Inc.	4.88%	11/15/30	5,687,251
7,630,000	Global Payments, Inc.	5.55%	11/15/35	7,627,874
				20,802,023
	Computers — 0.4%
10,765,000	Leidos, Inc.	5.40%	03/15/32	11,248,004
3,645,000	Leidos, Inc.	5.50%	03/15/35	3,813,920
				15,061,924
	Diversified Financial Services — 2.1%
3,685,000	American Express Co. (b)	5.67%	04/25/36	3,913,634
9,935,000	American Express Co. (b)	4.80%	10/24/36	9,889,050
5,360,000	Charles Schwab (The) Corp., SOFR Compounded Index + 1.05% (c)	5.24%	03/03/27	5,407,045
8,350,000	Citadel Securities Global Holdings LLC (a)	5.50%	06/18/30	8,581,323
8,300,000	Citadel Securities Global Holdings LLC (a)	6.20%	06/18/35	8,757,946
20,810,000	Jane Street Group / JSG Finance, Inc. (a)	7.13%	04/30/31	21,938,589
2,709,000	Jane Street Group / JSG Finance, Inc. (a)	6.13%	11/01/32	2,758,157
8,875,000	Jane Street Group / JSG Finance, Inc. (a)	6.75%	05/01/33	9,289,498
				70,535,242

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Electric — 0.3%
$9,155,000	Calpine Corp. (a)	4.50%	02/15/28	$9,142,282
2,185,000	Oncor Electric Delivery Co. LLC (a)	5.35%	04/01/35	2,275,781
				11,418,063
	Entertainment — 0.9%
3,606,000	Caesars Entertainment, Inc. (a)	4.63%	10/15/29	3,415,240
8,310,000	Vail Resorts, Inc. (a)	5.63%	07/15/30	8,437,143
5,092,000	Warnermedia Holdings, Inc.	4.05%	03/15/29	4,943,454
6,239,000	Warnermedia Holdings, Inc.	4.28%	03/15/32	5,708,685
10,239,000	Warnermedia Holdings, Inc.	5.14%	03/15/52	7,684,369
				30,188,891
	Food — 2.5%
19,350,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, L.P. / Albertsons LLC (a)	6.50%	02/15/28	19,719,585
33,350,000	Kroger (The) Co.	5.00%	09/15/34	33,896,902
5,370,000	Mars, Inc. (a)	4.80%	03/01/30	5,503,013
3,620,000	Mars, Inc. (a)	5.20%	03/01/35	3,746,657
8,670,000	Pilgrim’s Pride Corp.	6.25%	07/01/33	9,308,077
12,975,000	Pilgrim’s Pride Corp.	6.88%	05/15/34	14,415,523
				86,589,757
	Healthcare-Products — 1.6%
11,500,000	Alcon Finance Corp. (a)	5.38%	12/06/32	12,124,995
11,375,000	GE HealthCare Technologies, Inc.	5.50%	06/15/35	11,884,820
7,085,000	Solventum Corp.	5.45%	03/13/31	7,400,087
14,380,000	Solventum Corp.	5.60%	03/23/34	15,033,217
8,435,000	VSP Optical Group, Inc. (a)	5.45%	12/01/35	8,568,254
				55,011,373
	Healthcare-Services — 0.9%
2,943,000	HCA, Inc.	2.38%	07/15/31	2,641,479
7,285,000	HCA, Inc.	5.45%	09/15/34	7,564,413
18,160,000	HCA, Inc.	5.75%	03/01/35	19,182,891
1,911,000	HCA, Inc.	5.70%	11/15/55	1,866,414
				31,255,197
	Household Products/Wares — 0.0%
637,000	Spectrum Brands, Inc. (a)	3.88%	03/15/31	522,332
	Insurance — 0.5%
8,365,000	Brown & Brown, Inc.	5.55%	06/23/35	8,603,727
8,313,000	Brown & Brown, Inc.	6.25%	06/23/55	8,719,950
				17,323,677
	Internet — 1.2%
8,389,000	Alphabet, Inc.	4.70%	11/15/35	8,527,716
1,965,000	Alphabet, Inc.	5.35%	11/15/45	2,010,477
2,807,000	Alphabet, Inc.	5.45%	11/15/55	2,855,563
4,211,000	Alphabet, Inc.	5.70%	11/15/75	4,334,579
8,445,000	Amazon.com, Inc.	4.65%	11/20/35	8,523,662
4,210,000	Meta Platforms, Inc.	4.88%	11/15/35	4,257,263
7,016,000	Meta Platforms, Inc.	5.50%	11/15/45	7,022,452
3,769,000	Meta Platforms, Inc.	5.63%	11/15/55	3,762,158
				41,293,870

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Lodging — 0.0%
$956,000	Station Casinos LLC (a)	4.50%	02/15/28	$946,730
	Machinery-Diversified — 0.2%
5,155,000	Chart Industries, Inc. (a)	7.50%	01/01/30	5,377,639
	Media — 2.2%
8,049,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.00%	02/01/28	7,987,821
2,670,000	Cox Enterprises, Inc. (a)	7.38%	07/15/27	2,780,226
4,139,000	Discovery Communications LLC	4.13%	05/15/29	4,029,192
5,425,000	Nexstar Media, Inc. (a)	5.63%	07/15/27	5,433,349
9,440,000	Nexstar Media, Inc. (a)	4.75%	11/01/28	9,368,854
18,580,000	Paramount Global	4.20%	05/19/32	17,310,978
4,543,000	Paramount Global	4.38%	03/15/43	3,421,399
16,696,000	Paramount Global	4.95%	05/19/50	13,010,667
7,260,000	Sirius XM Radio LLC (a)	5.00%	08/01/27	7,267,217
3,192,000	Versant Media Group, Inc. (a)	7.25%	01/30/31	3,281,667
				73,891,370
	Oil & Gas — 2.6%
8,592,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp. (a)	6.63%	07/15/33	8,763,406
2,903,000	HF Sinclair Corp.	5.00%	02/01/28	2,905,858
4,135,000	Hilcorp Energy I, L.P. / Hilcorp Finance Co. (a)	6.25%	11/01/28	4,169,093
10,687,000	Hilcorp Energy I, L.P. / Hilcorp Finance Co. (a)	7.25%	02/15/35	10,174,641
4,942,000	Occidental Petroleum Corp.	7.88%	09/15/31	5,676,674
8,600,000	Occidental Petroleum Corp.	6.05%	10/01/54	8,369,320
8,140,000	Ovintiv, Inc.	6.50%	08/15/34	8,752,550
3,894,000	Permian Resources Operating LLC (a)	5.88%	07/01/29	3,909,506
4,960,000	Permian Resources Operating LLC (a)	9.88%	07/15/31	5,352,515
9,456,000	Permian Resources Operating LLC (a)	7.00%	01/15/32	9,854,343
6,000,000	Permian Resources Operating LLC (a)	6.25%	02/01/33	6,153,828
2,302,000	Sunoco, L.P. (a)	5.63%	03/15/31	2,316,535
2,302,000	Sunoco, L.P. (a)	5.88%	03/15/34	2,318,395
8,281,000	Viper Energy Partners LLC	5.70%	08/01/35	8,492,041
				87,208,705
	Pharmaceuticals — 0.3%
3,184,000	Amneal Pharmaceuticals LLC (a)	6.88%	08/01/32	3,367,166
5,888,000	CVS Health Corp.	6.20%	09/15/55	6,105,572
				9,472,738
	Pipelines — 1.8%
400,000	Buckeye Partners, L.P. (a)	4.50%	03/01/28	398,151
9,521,000	Buckeye Partners, L.P. (a)	6.88%	07/01/29	9,924,195
7,385,000	Energy Transfer, L.P.	6.20%	04/01/55	7,378,214
3,156,000	Flex Intermediate Holdco LLC (a)	3.36%	06/30/31	2,928,804
8,273,000	Kinetik Holdings, L.P. (a)	6.63%	12/15/28	8,516,301
10,600,000	MPLX, L.P.	6.20%	09/15/55	10,729,098
7,046,000	NuStar Logistics, L.P.	6.38%	10/01/30	7,386,681
1,889,000	Targa Resources Corp.	4.35%	01/15/29	1,895,665
11,943,000	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.	6.88%	01/15/29	12,114,152
				61,271,261

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Real Estate — 0.5%
$6,783,000	CoStar Group, Inc. (a)	2.80%	07/15/30	$6,249,824
8,945,000	Cushman & Wakefield U.S. Borrower LLC (a)	6.75%	05/15/28	9,050,381
				15,300,205
	Real Estate Investment Trusts — 0.4%
3,630,000	Iron Mountain, Inc. (a)	5.25%	03/15/28	3,626,363
8,445,000	VICI Properties, L.P.	5.13%	05/15/32	8,520,805
1,000,000	VICI Properties, L.P. / VICI Note Co., Inc. (a)	3.88%	02/15/29	981,180
1,570,000	VICI Properties, L.P. / VICI Note Co., Inc. (a)	4.13%	08/15/30	1,524,468
				14,652,816
	Retail — 0.4%
9,010,000	Starbucks Corp.	5.40%	05/15/35	9,427,132
4,875,000	Starbucks Corp.	3.35%	03/12/50	3,413,628
				12,840,760
	Semiconductors — 1.6%
6,033,000	Broadcom, Inc.	5.20%	07/15/35	6,284,690
2,710,000	Broadcom, Inc.	4.80%	02/15/36	2,717,437
865,000	Foundry JV Holdco LLC (a)	5.50%	01/25/31	900,122
10,900,000	Foundry JV Holdco LLC (a)	6.25%	01/25/35	11,682,821
12,440,000	Foundry JV Holdco LLC (a)	6.10%	01/25/36	13,229,607
12,305,000	Foundry JV Holdco LLC (a)	6.30%	01/25/39	13,230,446
7,950,000	Intel Corp.	3.25%	11/15/49	5,237,234
2,165,000	Intel Corp.	5.60%	02/21/54	2,065,759
				55,348,116
	Software — 1.8%
8,935,000	Fair Isaac Corp. (a)	6.00%	05/15/33	9,206,177
2,932,000	Fidelity National Information Services, Inc.	3.10%	03/01/41	2,206,142
8,425,000	Fiserv, Inc.	5.25%	08/11/35	8,456,169
2,850,000	Oracle Corp.	3.60%	04/01/50	1,887,134
7,164,000	Oracle Corp.	5.95%	09/26/55	6,718,324
8,960,000	Synopsys, Inc.	4.85%	04/01/30	9,155,852
12,101,000	Synopsys, Inc.	5.15%	04/01/35	12,375,433
5,465,000	VMware LLC	4.70%	05/15/30	5,561,321
6,400,000	VMware LLC	2.20%	08/15/31	5,702,153
				61,268,705
	Telecommunications — 0.7%
915,000	T-Mobile USA, Inc.	3.75%	04/15/27	910,991
5,905,000	T-Mobile USA, Inc.	5.13%	05/15/32	6,114,733
1,315,000	T-Mobile USA, Inc.	5.05%	07/15/33	1,350,538
3,625,000	T-Mobile USA, Inc.	4.70%	01/15/35	3,597,489
5,416,000	T-Mobile USA, Inc.	4.95%	11/15/35	5,447,116
3,799,000	Verizon Communications, Inc.	5.00%	01/15/36	3,805,615
1,906,000	Verizon Communications, Inc.	5.88%	11/30/55	1,925,204
				23,151,686
	Water — 0.3%
10,820,000	American Water Capital Corp.	5.25%	03/01/35	11,216,027
	Total Corporate Bonds and Notes			1,332,460,600
	(Cost $1,292,899,498)

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES — 30.1%
$156,694,000	U.S. Treasury Bond	4.75%	02/15/45	$159,209,674
24,979,000	U.S. Treasury Bond	4.88%	08/15/45	25,767,400
49,722,000	U.S. Treasury Bond	4.75%	08/15/55	50,359,063
103,733,000	U.S. Treasury Bond	4.63%	11/15/55	103,003,627
36,806,469	U.S. Treasury Inflation Indexed Bond (d)	1.63%	10/15/29	37,389,309
17,059,433	U.S. Treasury Inflation Indexed Bond (d)	1.63%	04/15/30	17,269,910
77,661,000	U.S. Treasury Note	4.63%	02/28/26	77,797,907
50,907,000	U.S. Treasury Note	3.50%	10/31/27	50,897,057
9,298,000	U.S. Treasury Note	4.13%	10/31/29	9,491,042
79,350,000	U.S. Treasury Note	4.13%	11/30/29	81,019,140
114,984,000	U.S. Treasury Note	4.00%	05/31/30	116,984,991
27,653,000	U.S. Treasury Note	3.63%	10/31/30	27,681,085
163,083,000	U.S. Treasury Note	3.75%	10/31/32	162,726,256
112,354,000	U.S. Treasury Note	4.00%	11/15/35	112,187,224
	Total U.S. Government Bonds and Notes			1,031,783,685
	(Cost $1,021,763,503)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 20.8%
	Collateralized Mortgage Obligations — 1.2%
	Federal Home Loan Mortgage Corporation
292,671	Series 2017-4656, Class EZ	4.00%	02/15/47	283,266
5,345,837	Series 2023-5354, Class AB	6.00%	05/25/49	5,473,405
12,894,827	Series 2024-5473, Class BF, 30 Day Average SOFR + 1.30% (c)	5.37%	11/25/54	12,918,687
	Federal National Mortgage Association
1,220,862	Series 2012-20, Class ZT	3.50%	03/25/42	1,174,408
1,375,720	Series 2012-84, Class VZ	3.50%	08/25/42	1,331,563
133,545	Series 2018-38, Class PA	3.50%	06/25/47	131,850
488,466	Series 2018-43, Class CT	3.00%	06/25/48	445,422
1,439,647	Series 2023-64, Class HA	5.50%	09/25/50	1,463,224
	Government National Mortgage Association
12,847,622	Series 2018-78, Class NZ	3.50%	06/20/48	12,033,358
125,909	Series 2018-115, Class DE	3.50%	08/20/48	118,118
144,822	Series 2018-124, Class NW	3.50%	09/20/48	136,962
3,042,000	Series 2019-1, Class KD	3.50%	01/20/49	2,798,347
253,919	Series 2019-12, Class QA	3.50%	09/20/48	249,845
247,654	Series 2019-119, Class JE	3.00%	09/20/49	224,634
1,175,499	Series 2023-131, Class P	5.50%	06/20/48	1,183,422
779,923	Series 2024-30, Class CF, 30 Day Average SOFR + 1.25% (c)	5.35%	02/20/54	784,517
				40,751,028
	Pass-Through Securities — 19.6%
	Federal Home Loan Mortgage Corporation
1,134,435	Pool G08715	3.00%	08/01/46	1,038,445
259,019	Pool G08726	3.00%	10/01/46	237,048
623,227	Pool G08732	3.00%	11/01/46	570,363
375,714	Pool G08750	3.00%	03/01/47	343,842
227,371	Pool G08788	3.50%	11/01/47	214,019
750,197	Pool G08792	3.50%	12/01/47	707,980
971,797	Pool G60038	3.50%	01/01/44	929,584
256,593	Pool G60080	3.50%	06/01/45	244,488
517,249	Pool G60344	4.00%	12/01/45	506,496
515,483	Pool G60582	3.50%	05/01/46	489,834

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$484,548	Pool G60658	3.50%	07/01/46	$461,958
208,964	Pool G61556	3.50%	08/01/48	197,755
1,502,568	Pool G61748	3.50%	11/01/48	1,421,768
506,802	Pool G67700	3.50%	08/01/46	481,054
4,198,813	Pool G67706	3.50%	12/01/47	3,985,966
1,022,700	Pool G67707	3.50%	01/01/48	968,999
1,180,024	Pool G67714	4.00%	07/01/48	1,147,521
1,612,095	Pool G67717	4.00%	11/01/48	1,570,082
2,489,258	Pool G67718	4.00%	01/01/49	2,420,691
6,640,885	Pool QA7837	3.50%	03/01/50	6,267,717
17,923,150	Pool QE0521	2.50%	04/01/52	15,291,705
8,146,777	Pool QF0490	5.50%	09/01/52	8,300,760
637,193	Pool QK1634	6.50%	05/01/43	661,448
11,145,280	Pool RA3078	3.00%	07/01/50	10,086,241
7,982,311	Pool RB5345	6.00%	05/01/45	8,201,718
314,373	Pool RE6029	3.00%	02/01/50	275,688
10,275,893	Pool SD0231	3.00%	01/01/50	9,349,035
14,983,575	Pool SD2206	5.50%	02/01/53	15,245,257
24,133,922	Pool SD3246	4.00%	08/01/52	23,143,176
43,702,065	Pool SD5323	4.00%	01/01/54	41,851,297
2,753,743	Pool SD7511	3.50%	01/01/50	2,593,358
8,519,265	Pool SD7513	3.50%	04/01/50	7,990,454
5,134,353	Pool SD7518	3.00%	06/01/50	4,643,434
1,752,643	Pool SD8107	2.50%	11/01/50	1,503,852
19,485,432	Pool SD8245	4.50%	09/01/52	19,186,818
12,255,518	Pool SD8257	4.50%	10/01/52	12,058,845
12,450,392	Pool SD8266	4.50%	11/01/52	12,249,311
124,342,132	Pool SD8491	5.00%	12/01/54	124,256,519
9,156,535	Pool SL2146	5.50%	08/01/55	9,387,077
181,413	Pool U90772	3.50%	01/01/43	173,700
229,140	Pool U99114	3.50%	02/01/44	219,394
468,263	Pool ZA4692	3.50%	06/01/46	444,448
223,704	Pool ZM0063	4.00%	08/01/45	217,856
11,261,888	Pool ZM1779	3.00%	09/01/46	10,294,635
2,412,941	Pool ZS4667	3.00%	06/01/46	2,207,201
4,005,026	Pool ZS4688	3.00%	11/01/46	3,661,034
6,344,231	Pool ZS4735	3.50%	09/01/47	5,966,884
461,828	Pool ZS9844	3.50%	07/01/46	437,623
1,198,728	Pool ZT0277	3.50%	10/01/46	1,137,388
560,126	Pool ZT0531	3.50%	04/01/47	530,761
549,930	Pool ZT0536	3.50%	03/01/48	519,404
1,706,457	Pool ZT0537	3.50%	03/01/48	1,614,073
292,239	Pool ZT0542	4.00%	07/01/48	283,859
822,663	Pool ZT1703	4.00%	01/01/49	799,074
	Federal National Mortgage Association
1,900,831	Pool AL8825	3.50%	06/01/46	1,804,159
818,260	Pool AS0225	4.00%	08/01/43	803,532
961,665	Pool AS3134	3.50%	08/01/44	916,036
218,418	Pool AS6620	3.50%	02/01/46	207,377

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$4,360,335	Pool BE3774	4.00%	07/01/47	$4,227,654
594,359	Pool BJ2692	3.50%	04/01/48	558,786
714,716	Pool BM1903	3.50%	08/01/47	677,806
197,000	Pool BM2000	3.50%	05/01/47	186,339
495,856	Pool BM3260	3.50%	01/01/48	467,712
584,816	Pool BM4472	3.50%	07/01/48	553,824
1,353,675	Pool BM5585	3.00%	11/01/48	1,237,450
9,822,610	Pool BN7755	3.00%	09/01/49	8,933,102
7,757,829	Pool BV8515	3.00%	05/01/52	6,911,822
700,035	Pool BW4936	6.50%	05/01/43	726,680
19,254,537	Pool BW8980	4.00%	10/01/52	18,454,096
17,687,638	Pool BW9886	4.50%	10/01/52	17,386,130
753,103	Pool CA0854	3.50%	12/01/47	710,267
351,977	Pool CA0907	3.50%	12/01/47	332,219
291,093	Pool CA0996	3.50%	01/01/48	274,536
2,098,824	Pool CA1182	3.50%	02/01/48	1,981,002
355,609	Pool CA1187	3.50%	02/01/48	335,601
236,649	Pool CA1710	4.50%	05/01/48	235,439
360,324	Pool CA2327	4.00%	09/01/48	351,930
2,200,088	Pool CA3633	3.50%	06/01/49	2,082,537
9,691,146	Pool CA4534	3.00%	11/01/49	8,821,229
25,651,649	Pool CB0290	2.00%	04/01/51	21,043,163
12,589,553	Pool CB6854	4.50%	08/01/53	12,408,789
7,126,007	Pool DE3460	5.50%	07/01/55	7,171,726
2,316,932	Pool DE7041	6.50%	08/01/55	2,417,160
3,171,699	Pool FM2870	3.00%	03/01/50	2,882,552
5,506,706	Pool FM5397	3.00%	12/01/50	4,990,048
7,709,558	Pool FS3876	6.00%	02/01/53	7,923,788
5,533,895	Pool FS6296	6.00%	08/01/53	5,686,575
159,565	Pool MA1146	4.00%	08/01/42	156,676
308,157	Pool MA1373	3.50%	03/01/43	294,714
270,726	Pool MA2077	3.50%	11/01/34	265,268
358,663	Pool MA2670	3.00%	07/01/46	326,874
350,554	Pool MA2806	3.00%	11/01/46	320,447
309,380	Pool MA3057	3.50%	07/01/47	292,492
328,087	Pool MA3210	3.50%	12/01/47	308,158
3,726,499	Pool MA3238	3.50%	01/01/48	3,510,381
308,383	Pool MA3239	4.00%	01/01/48	299,601
448,099	Pool MA3332	3.50%	04/01/48	421,279
475,350	Pool MA3846	3.00%	11/01/49	420,690
409,952	Pool MA4078	2.50%	07/01/50	352,630
669,654	Pool MA4093	2.00%	08/01/40	598,876
4,997,602	Pool MA4128	2.00%	09/01/40	4,464,117
4,374,780	Pool MA4158	2.00%	10/01/50	3,590,426
10,850,432	Pool MA4364	2.00%	06/01/41	9,573,472
1,075,244	Pool MA4379	2.50%	07/01/51	922,094
6,876,710	Pool MA4656	4.50%	07/01/52	6,737,249
11,201,295	Pool MA4902	3.50%	01/01/53	10,381,719

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$30,133,125	Pool MA4978	5.00%	04/01/53	$30,226,054
8,639,254	Pool MA5242	6.50%	11/01/53	8,874,986
	Government National Mortgage Association
2,972,908	Pool 787961	7.00%	12/20/54	3,029,134
396,977	Pool MA2825	3.00%	05/20/45	364,571
5,721,874	Pool MA3662	3.00%	05/20/46	5,244,058
514,061	Pool MA3663	3.50%	05/20/46	481,965
348,529	Pool MA3735	3.00%	06/20/46	319,732
7,090,401	Pool MA3937	3.50%	09/20/46	6,646,569
345,759	Pool MA4261	3.00%	02/20/47	316,588
2,184,744	Pool MA4322	4.00%	03/20/47	2,114,710
2,327,862	Pool MA4382	3.50%	04/20/47	2,181,262
186,366	Pool MA4588	4.50%	07/20/47	186,585
511,723	Pool MA4651	3.00%	08/20/47	467,247
744,105	Pool MA4652	3.50%	08/20/47	699,156
256,051	Pool MA4719	3.50%	09/20/47	238,724
637,609	Pool MA4778	3.50%	10/20/47	596,399
613,871	Pool MA4836	3.00%	11/20/47	560,324
632,863	Pool MA4837	3.50%	11/20/47	593,762
207,776	Pool MA4838	4.00%	11/20/47	200,794
219,767	Pool MA4962	3.50%	01/20/48	205,394
315,343	Pool MA4963	4.00%	01/20/48	304,114
440,390	Pool MA5136	3.50%	04/20/48	411,588
326,694	Pool MA5399	4.50%	08/20/48	326,070
22,935,830	Pool MA8347	4.50%	10/20/52	22,608,369
17,602,099	Pool MA9963	4.50%	10/20/54	17,236,334
				670,361,655
	Total U.S. Government Agency Mortgage-Backed Securities			711,112,683
	(Cost $724,227,171)

Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES — 4.2%
	Banks — 1.6%
7,265,000	Bank of America Corp. (b)	6.63%	(e)	7,541,862
14,006,000	Citigroup, Inc., Series X (b)	3.88%	(e)	13,961,461
2,478,000	CoBank ACB, Series M (b)	7.13%	(e)	2,578,545
2,089,000	Farm Credit Bank of Texas, Series 6 (b)	7.00%	(e)	2,161,102
5,153,000	First Citizens BancShares, Inc., Series D (b)	7.00%	(e)	5,222,622
4,289,000	Royal Bank of Canada (b)	6.50%	11/24/85	4,274,976
6,184,000	Truist Financial Corp., Series N (b)	6.67%	(e)	6,199,788
8,172,000	US Bancorp (b)	3.70%	(e)	7,940,723
5,397,000	Wells Fargo & Co., Series BB (b)	3.90%	(e)	5,376,142
				55,257,221
	Capital Markets — 1.1%
14,296,000	Charles Schwab (The) Corp., Series I (b)	4.00%	(e)	14,199,260
6,915,000	Goldman Sachs Group (The), Inc., Series X (b)	7.50%	(e)	7,306,002

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Capital Markets (Continued)
$5,560,000	UBS Group AG (a) (b) (f)	7.13%	(e)	$5,703,548
11,719,000	UBS Group AG (a) (b) (f)	6.60%	(e)	11,846,245
				39,055,055
	Consumer Finance — 0.3%
4,145,000	Ally Financial, Inc., Series C (b)	4.70%	(e)	3,828,590
7,465,000	American Express Co. (b)	3.55%	(e)	7,338,937
				11,167,527
	Electric Utilities — 0.3%
10,480,000	American Electric Power Co., Inc. (b)	3.88%	02/15/62	10,235,243
	Financial Services — 0.1%
3,554,000	National Rural Utilities Cooperative Finance Corp. (b)	5.25%	04/20/46	3,561,013
	Health Care Providers & Services — 0.4%
12,380,000	CVS Health Corp. (b)	7.00%	03/10/55	13,029,455
	Independent Power and Renewable Electricity Producers — 0.0%
929,000	Vistra Corp., Series C (a) (b)	8.88%	(e)	1,038,403
	Multi-Utilities — 0.2%
2,603,000	Dominion Energy, Inc. (b)	6.20%	02/15/56	2,630,882
2,892,000	Dominion Energy, Inc. (b)	6.00%	02/15/56	2,927,404
				5,558,286
	Oil, Gas & Consumable Fuels — 0.2%
5,435,000	Energy Transfer, L.P., Series G (b)	7.13%	(e)	5,597,583
	Total Capital Preferred Securities			144,499,786
	(Cost $142,374,451)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES — 3.3%
	Airlines — 0.2%
3,847,000	AS Mileage Plan IP Ltd. (a)	5.02%	10/20/29	3,861,044
2,568,000	AS Mileage Plan IP Ltd. (a)	5.31%	10/20/31	2,576,921
				6,437,965
	Apparel — 0.5%
16,858,000	Gildan Activewear, Inc. (a)	5.40%	10/07/35	16,859,641
	Banks — 0.8%
3,635,000	Cooperatieve Rabobank UA	3.75%	07/21/26	3,622,259
3,550,000	Danske Bank A/S (a) (b)	5.43%	03/01/28	3,607,959
8,349,000	Danske Bank A/S (a) (b)	5.71%	03/01/30	8,708,954
1,215,000	HSBC Holdings PLC (b)	4.76%	06/09/28	1,225,924
1,110,000	HSBC Holdings PLC (b)	2.01%	09/22/28	1,069,083
1,440,000	Santander UK Group Holdings PLC (b)	1.67%	06/14/27	1,419,868
995,000	Santander UK Group Holdings PLC (b)	2.47%	01/11/28	975,530
8,500,000	UBS Group AG (a) (b)	5.01%	03/23/37	8,504,873
				29,134,450
	Biotechnology — 0.2%
5,675,000	GENMAB A/S / GENMAB FINANCE LLC (a) (g)	6.25%	12/15/32	5,839,042
	Cosmetics/Personal Care — 0.3%
9,000,000	L’Oreal S.A. (a)	5.00%	05/20/35	9,284,227

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Entertainment — 0.1%
$5,000,000	Flutter Treasury DAC (a)	5.88%	06/04/31	$5,053,175
	Food — 0.2%
6,660,000	JBS USA Holding Lux S.A.R.L. / JBS USA Food Co. / JBS Lux Co., S.A.R.L.	6.75%	03/15/34	7,396,096
	Leisure Time — 0.7%
5,645,000	Carnival Corp. (a)	4.00%	08/01/28	5,551,269
16,585,000	Carnival Corp. (a)	5.75%	08/01/32	17,022,231
				22,573,500
	Savings & Loans — 0.0%
1,550,000	Nationwide Building Society (a) (b)	2.97%	02/16/28	1,528,209
	Telecommunications — 0.3%
10,473,000	SoftBank Corp. (a)	5.33%	07/09/35	10,581,040
	Total Foreign Corporate Bonds and Notes			114,687,345
	(Cost $112,770,467)

Principal Value	Description	Rate (h)	Stated Maturity (i)	Value
SENIOR FLOATING-RATE LOAN INTERESTS — 0.9%
	Aerospace/Defense — 0.5%
16,615,869	TransDigm, Inc., Term Loan, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.50%	02/28/31	16,661,313
	Gaming — 0.3%
8,478,481	Caesars Entertainment, Inc., Term Loan B1, 1 Mo. CME Term SOFR + 2.25%, 0.50% Floor	6.20%	02/06/31	8,406,075
	Paper — 0.0%
418,715	Mativ Holdings, Inc., Delayed Draw Term Loan, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor (j)	6.56%	05/06/27	416,622
	Pharmaceuticals — 0.1%
4,702,900	Amneal Pharmaceuticals LLC, Term Loan, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	7.46%	08/02/32	4,753,856
	Total Senior Floating-Rate Loan Interests			30,237,866
	(Cost $30,240,252)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES — 0.5%
	Carvana Auto Receivables Trust
70,350	Series 2022-P3, Class R (a)	(k)	09/10/29	5,719,867
	Exeter Automobile Receivables Trust
10,000	Series 2021-4A, Class R (a)	(k)	12/15/33	612,151
	Skyline Aircraft Finance LLC
10,112,620	Series 2020-1, Class A (j) (l) (m)	3.23%	05/10/38	9,531,145
	Total Asset-Backed Securities			15,863,163
	(Cost $11,989,964)

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES — 0.3%
	Banks — 0.1%
80,882	Bank of Hawaii Corp.	8.00%	(e)	$2,149,035
	Electric Utilities — 0.2%
267,000	Xcel Energy, Inc.	6.25%	10/15/85	6,666,990
	Financial Services — 0.0%
68,100	Jackson Financial, Inc. (b)	8.00%	(e)	1,782,858
	Total $25 Par Preferred Securities			10,598,883
	(Cost $10,529,594)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES — 0.1%
	Collateralized Mortgage Obligations — 0.0%
	CSMCM Trust
$511,629	Series 2021-RP11, Class CERT (a)	3.78%	10/27/61	439,116
				439,116
	Commercial Mortgage-Backed Securities — 0.1%
	BXHPP Trust
5,200,000	Series 2021-FILM, Class E, 1 Mo. CME Term SOFR + CSA + 2.00% (a) (c)	6.07%	08/15/36	4,645,413
				4,645,413
	Total Mortgage-Backed Securities			5,084,529
	(Cost $5,060,162)

Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
5,882,957	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (n)	5,882,957
	(Cost $5,882,957)

	Total Investments — 99.3%	3,402,211,497
	(Cost $3,357,738,019)
	Net Other Assets and Liabilities — 0.7%	24,417,487
	Net Assets — 100.0%	$3,426,628,984

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At November 30, 2025, securities noted as such amounted to $463,613,108 or 13.5% of net assets.

(b)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at November 30, 2025.
At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(c)	Floating or variable rate security.
(d)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(e)	Perpetual maturity.
(f)
This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At November 30, 2025, securities noted as such amounted to $17,549,793 or 0.5% of net assets. Of these securities, 0.0% originated in emerging markets, and 100.0% originated in foreign markets.

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
(g)	When-issued security. The interest rate shown reflects the rate in effect at November 30, 2025. Interest will begin accruing on the security’s first settlement date.
(h)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR floor that establishes a minimum SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR period, spread and floor, but different SOFR reset dates.

(i)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(j)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
November 30, 2025, securities noted as such are valued at $9,947,767 or 0.3% of net assets.

(k)	Zero coupon security.
(l)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(m)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(n)	Rate shown reflects yield as of November 30, 2025.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
SOFR	– Secured Overnight Financing Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$1,332,460,600	$—	$1,332,460,600	$—
U.S. Government Bonds and Notes	1,031,783,685	—	1,031,783,685	—
U.S. Government Agency Mortgage-Backed Securities	711,112,683	—	711,112,683	—
Capital Preferred Securities*	144,499,786	—	144,499,786	—
Foreign Corporate Bonds and Notes*	114,687,345	—	114,687,345	—
Senior Floating-Rate Loan Interests*	30,237,866	—	30,237,866	—
Asset-Backed Securities	15,863,163	—	6,332,018	9,531,145
$25 Par Preferred Securities*	10,598,883	10,598,883	—	—
Mortgage-Backed Securities	5,084,529	—	5,084,529	—
Money Market Funds	5,882,957	5,882,957	—	—
Total Investments	$3,402,211,497	$16,481,840	$3,376,198,512	$9,531,145

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments
November 30, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 43.8%
	Advertising — 0.4%
$8,000,000	Neptune Bidco US, Inc. (a)	9.29%	04/15/29	$7,970,023
2,811,000	Outfront Media Capital LLC / Outfront Media Capital Corp. (a)	7.38%	02/15/31	2,981,293
				10,951,316
	Aerospace/Defense — 3.6%
8,015,000	Boeing (The) Co.	2.20%	02/04/26	7,982,987
14,375,000	Boeing (The) Co.	6.53%	05/01/34	15,991,757
1,620,000	Boeing (The) Co.	5.81%	05/01/50	1,614,785
16,321,000	Boeing (The) Co.	7.01%	05/01/64	18,709,869
4,780,000	General Dynamics Corp.	4.95%	08/15/35	4,913,564
6,595,000	General Electric Co.	4.30%	07/29/30	6,671,383
15,000,000	Lockheed Martin Corp.	4.40%	08/15/30	15,212,861
15,200,000	Northrop Grumman Corp.	4.65%	07/15/30	15,518,458
7,400,000	RTX Corp.	6.10%	03/15/34	8,168,577
7,100,000	Spirit AeroSystems, Inc. (a)	9.75%	11/15/30	7,787,719
8,080,000	TransDigm, Inc. (a)	6.75%	08/15/28	8,255,296
642,000	TransDigm, Inc. (a)	6.00%	01/15/33	656,984
				111,484,240
	Apparel — 1.0%
6,745,000	Under Armour, Inc. (a)	7.25%	07/15/30	6,733,694
17,777,000	VF Corp.	2.95%	04/23/30	15,975,788
7,714,000	William Carter (The) Co. (a)	7.38%	02/15/31	7,877,562
				30,587,044
	Auto Manufacturers — 2.8%
3,222,000	Allison Transmission, Inc. (a)	5.88%	12/01/33	3,253,381
5,000,000	Ford Motor Credit Co. LLC	4.39%	01/08/26	4,999,203
10,000,000	Ford Motor Credit Co. LLC	6.80%	05/12/28	10,417,364
8,248,000	Ford Motor Credit Co. LLC	5.73%	09/05/30	8,397,104
20,281,000	Ford Motor Credit Co. LLC	6.50%	02/07/35	21,115,513
7,250,000	General Motors Co.	5.63%	04/15/30	7,572,342
13,895,000	General Motors Co.	6.25%	04/15/35	14,891,494
8,286,000	General Motors Financial Co., Inc.	4.20%	10/27/28	8,292,110
9,630,000	Nissan Motor Acceptance Co. LLC (a)	6.13%	09/30/30	9,551,484
				88,489,995
	Auto Parts & Equipment — 0.8%
12,934,000	Goodyear Tire & Rubber (The) Co.	6.63%	07/15/30	13,154,328
6,000,000	Qnity Electronics, Inc. (a)	5.75%	08/15/32	6,165,426
6,000,000	Qnity Electronics, Inc. (a)	6.25%	08/15/33	6,225,492
				25,545,246
	Banks — 5.5%
2,870,000	Associated Banc-Corp. (b)	6.46%	08/29/30	2,988,582
815,000	Bank of America Corp. (b)	1.73%	07/22/27	802,379
3,490,000	Bank of America Corp. (b)	2.55%	02/04/28	3,428,541
10,215,000	Bank of America Corp. (b)	2.09%	06/14/29	9,741,838
5,123,000	Bank of America Corp. (b)	1.92%	10/24/31	4,596,131
3,820,000	Bank of America Corp. (b)	2.69%	04/22/32	3,517,790
1,170,000	Bank of America Corp. (b)	5.47%	01/23/35	1,230,943
3,215,000	Bank of America Corp., Series N (b)	2.65%	03/11/32	2,964,133
3,200,000	First Citizens BancShares, Inc. (b)	5.23%	03/12/31	3,251,262
14,485,000	First Citizens BancShares, Inc. (b)	6.25%	03/12/40	14,824,528

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$18,970,000	Goldman Sachs Group (The), Inc. (b)	1.09%	12/09/26	$18,955,789
5,240,000	Goldman Sachs Group (The), Inc. (b)	5.02%	10/23/35	5,323,398
675,000	Goldman Sachs Group (The), Inc. (b)	5.54%	01/28/36	707,575
750,000	JPMorgan Chase & Co. (b)	1.04%	02/04/27	746,087
2,660,000	JPMorgan Chase & Co. (b)	1.58%	04/22/27	2,633,329
2,780,000	JPMorgan Chase & Co. (b)	1.47%	09/22/27	2,722,266
2,533,000	JPMorgan Chase & Co. (b)	4.32%	04/26/28	2,543,391
160,000	JPMorgan Chase & Co. (b)	4.01%	04/23/29	159,875
5,000,000	JPMorgan Chase & Co. (b)	2.07%	06/01/29	4,771,834
1,790,000	JPMorgan Chase & Co. (b)	4.20%	07/23/29	1,795,964
3,155,000	JPMorgan Chase & Co. (b)	5.77%	04/22/35	3,397,740
3,080,000	JPMorgan Chase & Co. (b)	4.95%	10/22/35	3,139,143
1,415,000	Morgan Stanley (b)	3.77%	01/24/29	1,405,860
5,220,000	Morgan Stanley (b)	5.16%	04/20/29	5,345,154
1,635,000	Morgan Stanley (b)	5.45%	07/20/29	1,690,069
920,000	Morgan Stanley (b)	1.79%	02/13/32	811,037
4,375,000	Morgan Stanley (b)	6.63%	11/01/34	4,937,111
80,000	Morgan Stanley (b)	5.83%	04/19/35	85,835
4,050,000	Morgan Stanley (b)	5.59%	01/18/36	4,276,606
4,500,000	Morgan Stanley (b)	5.66%	04/17/36	4,778,887
7,670,000	Morgan Stanley Private Bank N.A. (b)	4.20%	11/17/28	7,684,756
1,915,000	PNC Financial Services Group (The), Inc. (b)	6.88%	10/20/34	2,178,134
4,870,000	Regions Financial Corp. (b)	5.50%	09/06/35	5,036,330
10,242,000	Synovus Financial Corp. (b)	6.17%	11/01/30	10,633,265
1,000,000	US Bancorp (b)	4.65%	02/01/29	1,012,595
320,000	US Bancorp (b)	5.85%	10/21/33	343,910
1,220,000	US Bancorp (b)	4.84%	02/01/34	1,236,200
440,000	US Bancorp (b)	5.84%	06/12/34	472,354
175,000	US Bancorp (b)	5.68%	01/23/35	186,114
8,890,000	Wells Fargo & Co. (b)	5.57%	07/25/29	9,215,656
5,000,000	Wells Fargo & Co. (b)	5.39%	04/24/34	5,243,138
4,390,000	Wells Fargo & Co. (b)	5.50%	01/23/35	4,617,704
6,250,000	Wells Fargo & Co. (b)	5.61%	04/23/36	6,631,221
				172,064,454
	Biotechnology — 0.4%
10,950,000	Amgen, Inc.	5.25%	03/02/33	11,416,042
	Building Materials — 0.3%
6,380,000	Masterbrand, Inc. (a)	7.00%	07/15/32	6,589,870
1,060,000	Quikrete Holdings, Inc. (a)	6.38%	03/01/32	1,101,573
				7,691,443
	Commercial Services — 1.5%
12,430,000	Boost Newco Borrower LLC (a)	7.50%	01/15/31	13,209,672
8,350,000	Global Payments, Inc.	4.50%	11/15/28	8,379,865
5,139,000	Global Payments, Inc.	4.88%	11/15/30	5,153,727
6,000,000	Herc Holdings, Inc. (a)	7.00%	06/15/30	6,303,192
1,475,000	Prime Security Services Borrower LLC / Prime Finance, Inc. (a)	3.38%	08/31/27	1,441,698
5,330,000	Rollins, Inc.	5.25%	02/24/35	5,467,104
7,750,000	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. (a)	6.75%	08/15/32	8,067,649
				48,022,907

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Computers — 0.3%
$3,945,000	Dell International LLC / EMC Corp.	4.75%	04/01/28	$3,999,456
6,275,000	Leidos, Inc.	5.40%	03/15/32	6,556,547
				10,556,003
	Cosmetics/Personal Care — 0.3%
7,721,000	Coty, Inc./HFC Prestige Products, Inc. / HFC Prestige International U.S., LLC (a)	5.60%	01/15/31	7,778,120
550,000	Prestige Brands, Inc. (a)	5.13%	01/15/28	551,535
				8,329,655
	Diversified Financial Services — 2.6%
2,300,000	Air Lease Corp.	2.88%	01/15/26	2,295,716
7,937,000	Ally Financial, Inc., Series B (b)	4.70%	(c)	7,779,951
1,505,000	Capital One Financial Corp. (b)	1.88%	11/02/27	1,472,902
14,900,000	Citadel Securities Global Holdings LLC (a)	5.50%	06/18/30	15,312,780
7,000,000	Jane Street Group / JSG Finance, Inc. (a)	4.50%	11/15/29	6,895,736
21,225,000	Jane Street Group / JSG Finance, Inc. (a)	7.13%	04/30/31	22,376,095
1,871,000	Jane Street Group / JSG Finance, Inc. (a)	6.13%	11/01/32	1,904,951
7,710,000	Jane Street Group / JSG Finance, Inc. (a)	6.75%	05/01/33	8,070,088
14,750,000	Stellantis Financial Services US Corp. (a)	4.95%	09/15/28	14,871,810
				80,980,029
	Electric — 0.8%
8,005,000	Calpine Corp. (a)	4.50%	02/15/28	7,993,880
4,375,000	Duke Energy Progress LLC	5.05%	03/15/35	4,485,167
3,840,000	Florida Power & Light Co.	5.30%	06/15/34	4,041,499
7,350,000	Talen Energy Supply LLC (a)	8.63%	06/01/30	7,796,615
				24,317,161
	Entertainment — 1.3%
16,307,000	Caesars Entertainment, Inc. (a)	4.63%	10/15/29	15,444,347
7,400,000	Churchill Downs, Inc. (a)	5.50%	04/01/27	7,418,226
590,000	Live Nation Entertainment, Inc. (a)	4.75%	10/15/27	589,483
1,580,000	Penn Entertainment, Inc. (a)	4.13%	07/01/29	1,462,429
7,190,000	Vail Resorts, Inc. (a)	5.63%	07/15/30	7,300,007
316,000	Warnermedia Holdings, Inc.	3.76%	03/15/27	312,900
4,420,000	Warnermedia Holdings, Inc.	4.05%	03/15/29	4,291,058
5,941,000	Warnermedia Holdings, Inc.	5.14%	03/15/52	4,458,721
				41,277,171
	Environmental Control — 0.1%
2,850,000	Waste Pro USA, Inc. (a)	7.00%	02/01/33	2,971,424
	Food — 2.2%
23,020,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, L.P. / Albertsons LLC (a)	6.50%	02/15/28	23,459,682
1,000,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, L.P. / Albertsons LLC (a)	5.50%	03/31/31	1,014,916
4,540,912	Chobani Holdco II LLC, (8.75% cash, 9.50% PIK) (a) (d)	8.75%	10/01/29	4,836,176
11,340,000	Kroger (The) Co.	5.00%	09/15/34	11,525,963
8,250,000	Mars, Inc. (a)	4.80%	03/01/30	8,454,350
286,000	Pilgrim’s Pride Corp.	4.25%	04/15/31	279,234
1,395,000	Pilgrim’s Pride Corp.	3.50%	03/01/32	1,291,624

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Food (Continued)
$15,150,000	Pilgrim’s Pride Corp.	6.25%	07/01/33	$16,264,979
387,000	Smithfield Foods, Inc. (a)	5.20%	04/01/29	392,647
				67,519,571
	Gas — 0.3%
7,000,000	AmeriGas Partners, L.P. / AmeriGas Finance Corp. (a)	9.38%	06/01/28	7,271,614
2,805,000	Brooklyn Union Gas (The) Co. (a)	3.41%	03/10/26	2,798,367
				10,069,981
	Healthcare-Products — 1.0%
1,600,000	Alcon Finance Corp. (a)	3.00%	09/23/29	1,532,718
7,740,000	Solventum Corp.	5.45%	03/13/31	8,084,216
7,855,000	Solventum Corp.	5.60%	03/23/34	8,211,817
6,750,000	Stryker Corp.	4.70%	02/10/28	6,858,522
7,655,000	VSP Optical Group, Inc. (a)	5.45%	12/01/35	7,775,931
				32,463,204
	Healthcare-Services — 0.4%
330,000	Cigna Group (The)	4.38%	10/15/28	333,340
360,000	HCA, Inc.	7.05%	12/01/27	379,477
2,870,000	HCA, Inc.	3.50%	09/01/30	2,763,385
2,057,000	HCA, Inc.	2.38%	07/15/31	1,846,253
7,380,000	HCA, Inc.	5.75%	03/01/35	7,795,690
				13,118,145
	Household Products/Wares — 0.0%
364,000	Spectrum Brands, Inc. (a)	3.88%	03/15/31	298,476
	Housewares — 0.3%
5,000,000	Newell Brands, Inc. (a)	8.50%	06/01/28	5,217,380
5,000,000	Newell Brands, Inc.	6.63%	09/15/29	4,930,247
				10,147,627
	Insurance — 0.5%
14,750,000	Brown & Brown, Inc.	4.90%	06/23/30	14,955,357
750,000	MassMutual Global Funding II (a)	3.40%	03/08/26	748,572
				15,703,929
	Internet — 1.6%
7,620,000	Alphabet, Inc.	4.70%	11/15/35	7,746,001
1,786,000	Alphabet, Inc.	5.35%	11/15/45	1,827,334
2,552,000	Alphabet, Inc.	5.45%	11/15/55	2,596,151
3,828,000	Alphabet, Inc.	5.70%	11/15/75	3,940,339
5,835,000	Amazon.com, Inc.	3.90%	11/20/28	5,858,956
7,400,000	Match Group Holdings II LLC (a)	5.00%	12/15/27	7,394,632
7,430,000	Match Group Holdings II LLC (a)	6.13%	09/15/33	7,540,640
7,183,000	Meta Platforms, Inc.	4.20%	11/15/30	7,234,513
3,825,000	Meta Platforms, Inc.	4.88%	11/15/35	3,867,941
3,176,000	Meta Platforms, Inc.	5.50%	11/15/45	3,178,921
				51,185,428
	Iron/Steel — 0.4%
2,895,000	Carpenter Technology Corp. (a)	5.63%	03/01/34	2,945,958
10,590,000	Cleveland-Cliffs, Inc. (a)	7.63%	01/15/34	10,997,662
				13,943,620

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Leisure Time — 0.4%
$7,600,000	Acushnet Co. (a)	5.63%	12/01/33	$7,678,049
4,824,000	Polaris, Inc.	5.60%	03/01/31	4,887,836
				12,565,885
	Lodging — 0.2%
4,475,000	Hyatt Hotels Corp.	5.05%	03/30/28	4,556,419
1,044,000	Station Casinos LLC (a)	4.50%	02/15/28	1,033,876
				5,590,295
	Machinery-Diversified — 0.3%
7,510,000	Chart Industries, Inc. (a)	7.50%	01/01/30	7,834,349
	Media — 3.1%
5,000,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.50%	05/01/26	5,001,450
4,500,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.00%	02/01/28	4,465,797
900,000	Cox Enterprises, Inc. (a)	7.38%	07/15/27	937,155
8,300,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc. (a)	10.00%	02/15/31	8,251,477
11,471,000	Discovery Communications LLC	4.13%	05/15/29	11,166,674
9,700,000	Discovery Communications LLC	6.35%	06/01/40	8,793,535
7,900,000	Nexstar Media, Inc. (a)	5.63%	07/15/27	7,912,158
8,235,000	Nexstar Media, Inc. (a)	4.75%	11/01/28	8,172,935
11,340,000	Paramount Global	4.20%	05/19/32	10,565,473
4,046,000	Paramount Global	4.38%	03/15/43	3,047,101
19,284,000	Paramount Global	4.95%	05/19/50	15,027,414
7,935,000	Sirius XM Radio LLC (a)	5.00%	08/01/27	7,942,887
5,533,000	Versant Media Group, Inc. (a)	7.25%	01/30/31	5,688,428
				96,972,484
	Mining — 0.1%
2,165,000	Century Aluminum Co. (a)	6.88%	08/01/32	2,202,643
	Oil & Gas — 2.9%
7,930,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp. (a)	6.63%	10/15/32	8,117,537
958,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp. (a)	6.63%	07/15/33	977,112
1,692,000	HF Sinclair Corp.	5.00%	02/01/28	1,693,666
3,625,000	Hilcorp Energy I, L.P. / Hilcorp Finance Co. (a)	6.25%	11/01/28	3,654,888
15,313,000	Hilcorp Energy I, L.P. / Hilcorp Finance Co. (a)	7.25%	02/15/35	14,578,860
3,000,000	Matador Resources Co. (a)	6.88%	04/15/28	3,075,054
1,100,000	Occidental Petroleum Corp.	7.88%	09/15/31	1,263,525
7,400,000	Occidental Petroleum Corp.	6.05%	10/01/54	7,201,508
7,060,000	Ovintiv, Inc.	6.50%	08/15/34	7,591,278
7,230,000	Permian Resources Operating LLC (a)	9.88%	07/15/31	7,802,153
17,797,000	Permian Resources Operating LLC (a)	7.00%	01/15/32	18,546,716
5,250,000	Permian Resources Operating LLC (a)	6.25%	02/01/33	5,384,600
2,004,000	Sunoco, L.P. (a)	5.63%	03/15/31	2,016,653
2,004,000	Sunoco, L.P. (a)	5.88%	03/15/34	2,018,272
800,000	Sunoco, L.P. / Sunoco Finance Corp.	4.50%	05/15/29	784,703
7,300,000	Viper Energy Partners LLC	4.90%	08/01/30	7,396,469
				92,102,994
	Pharmaceuticals — 0.5%
14,550,000	Amneal Pharmaceuticals LLC (a)	6.88%	08/01/32	15,387,018
	Pipelines — 2.2%
7,665,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. (a)	7.00%	07/15/29	7,999,953

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Pipelines (Continued)
$436,000	Buckeye Partners, L.P. (a)	4.50%	03/01/28	$433,985
9,460,000	Buckeye Partners, L.P. (a)	6.88%	07/01/29	9,860,612
1,144,000	Energy Transfer, L.P.	5.00%	05/15/50	973,733
2,183,000	Flex Intermediate Holdco LLC (a)	3.36%	06/30/31	2,025,849
2,965,000	Genesis Energy, L.P. / Genesis Energy Finance Corp.	8.25%	01/15/29	3,099,068
7,156,000	Kinetik Holdings, L.P. (a)	6.63%	12/15/28	7,366,451
8,000,000	MPLX, L.P.	4.80%	02/15/31	8,104,162
12,314,000	NuStar Logistics, L.P.	6.38%	10/01/30	12,909,394
1,712,000	Targa Resources Corp.	4.35%	01/15/29	1,718,041
14,960,000	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.	6.88%	01/15/29	15,174,387
				69,665,635
	Real Estate — 0.9%
7,072,000	CoStar Group, Inc. (a)	2.80%	07/15/30	6,516,107
10,820,000	Cushman & Wakefield U.S. Borrower LLC (a)	6.75%	05/15/28	10,947,470
4,635,000	Kennedy-Wilson, Inc.	4.75%	02/01/30	4,440,794
8,000,000	Kennedy-Wilson, Inc.	5.00%	03/01/31	7,682,400
				29,586,771
	Real Estate Investment Trusts — 0.3%
675,000	GLP Capital, L.P. / GLP Financing II, Inc.	5.75%	06/01/28	694,810
3,170,000	Iron Mountain, Inc. (a)	5.25%	03/15/28	3,166,824
4,400,000	VICI Properties, L.P.	5.13%	05/15/32	4,439,496
268,000	VICI Properties, L.P.	5.63%	05/15/52	252,333
2,026,000	VICI Properties, L.P. / VICI Note Co., Inc. (a)	4.13%	08/15/30	1,967,243
				10,520,706
	Retail — 1.5%
7,364,000	Advance Auto Parts, Inc. (a)	7.00%	08/01/30	7,521,889
7,420,000	Brinker International, Inc. (a)	8.25%	07/15/30	7,877,109
7,500,000	Kohl’s Corp. (a)	10.00%	06/01/30	8,218,327
8,650,000	Macy’s Retail Holdings LLC (a)	6.13%	03/15/32	8,700,767
7,500,000	Macy’s Retail Holdings LLC (a)	7.38%	08/01/33	7,900,703
6,300,000	Starbucks Corp.	5.40%	05/15/35	6,591,668
				46,810,463
	Semiconductors — 1.2%
1,835,000	Foundry JV Holdco LLC (a)	5.50%	01/25/31	1,909,506
9,500,000	Foundry JV Holdco LLC (a)	6.25%	01/25/35	10,182,276
7,775,000	Foundry JV Holdco LLC (a)	6.10%	01/25/36	8,268,504
12,295,000	Foundry JV Holdco LLC (a)	6.30%	01/25/39	13,219,694
6,950,000	Intel Corp.	3.25%	11/15/49	4,578,463
				38,158,443
	Software — 1.3%
7,810,000	Fair Isaac Corp. (a)	6.00%	05/15/33	8,047,034
1,538,000	Fidelity National Information Services, Inc.	3.10%	03/01/41	1,157,246
7,300,000	Fiserv, Inc.	5.25%	08/11/35	7,327,007
2,500,000	Oracle Corp.	3.60%	04/01/50	1,655,381
6,234,000	Oracle Corp.	5.95%	09/26/55	5,846,179
12,330,000	Synopsys, Inc.	4.85%	04/01/30	12,599,516
4,349,000	Synopsys, Inc.	5.15%	04/01/35	4,447,629
				41,079,992

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Telecommunications — 0.5%
$7,720,000	APLD ComputeCo. LLC (a)	9.25%	12/15/30	$7,459,447
965,000	Cipher Compute LLC (a)	7.13%	11/15/30	981,588
74,000	T-Mobile USA, Inc.	4.75%	02/01/28	74,053
1,000,000	T-Mobile USA, Inc.	2.63%	02/15/29	954,231
5,000,000	T-Mobile USA, Inc.	2.55%	02/15/31	4,581,941
2,765,000	T-Mobile USA, Inc.	4.70%	01/15/35	2,744,015
				16,795,275
	Total Corporate Bonds and Notes			1,374,407,064
	(Cost $1,342,228,733)
U.S. GOVERNMENT BONDS AND NOTES — 27.3%
54,976,000	U.S. Treasury Bond	4.75%	02/15/45	55,858,623
11,624,000	U.S. Treasury Bond	4.88%	08/15/45	11,990,882
55,313,000	U.S. Treasury Bond	4.63%	11/15/55	54,924,080
64,354,553	U.S. Treasury Inflation Indexed Bond (e)	1.63%	10/15/29	65,373,623
70,633,000	U.S. Treasury Note	3.75%	06/30/27	70,856,487
163,589,000	U.S. Treasury Note	3.63%	08/31/27	163,863,779
52,243,000	U.S. Treasury Note	3.50%	10/31/27	52,232,796
60,812,000	U.S. Treasury Note	3.50%	09/30/29	60,711,042
87,732,000	U.S. Treasury Note	4.25%	01/31/30	90,040,105
112,944,000	U.S. Treasury Note	4.00%	05/31/30	114,909,490
30,894,000	U.S. Treasury Note	3.63%	10/31/30	30,925,377
29,602,000	U.S. Treasury Note	3.75%	10/31/32	29,537,246
57,051,000	U.S. Treasury Note	4.00%	11/15/35	56,966,315
	Total U.S. Government Bonds and Notes			858,189,845
	(Cost $850,497,790)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 11.4%
	Collateralized Mortgage Obligations — 1.5%
	Federal Home Loan Mortgage Corporation
31,616,282	Series 2024-5468, Class SE, IO, (30 Day Average SOFR) ×-1+ 5.35% (f)	1.28%	10/25/54	2,502,173
8,297,633	Series 2024-5472, Class FE, 30 Day Average SOFR + 1.35% (g)	5.42%	11/25/54	8,351,689
36,652,118	Series 2024-5496, Class S, IO, (30 Day Average SOFR) ×-1+ 5.90% (f)	1.83%	01/25/55	2,534,805
	Federal National Mortgage Association
548,431	Series 2011-116, Class SA, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (f)	1.81%	11/25/41	52,396
106,085	Series 2012-128, Class UA	2.50%	06/25/42	96,916
286,550	Series 2013-18, Class MI, IO	3.00%	02/25/33	10,034
30,096,554	Series 2024-82, Class CF, 30 Day Average SOFR + 1.35% (g)	5.42%	11/25/54	30,258,603
4,140,192	Series 2024-96, Class FD, 30 Day Average SOFR + 1.45% (g)	5.52%	12/25/54	4,167,914
279,923	Series 2025-4, Class BA	5.50%	08/25/51	283,493
				48,258,023
	Commercial Mortgage-Backed Securities — 0.1%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
9,229,933	Series 2021-P009, Class X, IO (h)	1.40%	01/25/31	244,779
	Federal Home Loan Mortgage Corporation Multifamily PC REMIC Trust
4,095,000	Series 2019-P002, Class X, IO (i)	1.14%	07/25/33	248,232

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates
$46,915,000	Series 2016-K053, Class X3, IO (h)	1.75%	03/25/44	$53,488
6,897,149	Series 2016-K056, Class X3, IO (h)	2.19%	06/25/44	73,576
38,206,238	Series 2016-K059, Class X3, IO (h)	1.97%	11/25/44	584,861
1,899,979	Series 2016-K060, Class X3, IO (h)	1.96%	12/25/44	31,952
2,703,401	Series 2016-KS06, Class X, IO (h)	1.09%	08/25/26	2,441
820,952	Series 2019-KC04, Class X1, IO (h)	1.43%	12/25/26	7,773
6,090,361	Series 2019-KC05, Class X1, IO (h)	1.34%	06/25/27	59,706
2,584,707	Series 2019-KLU1, Class X3, IO (h)	4.17%	01/25/31	218,871
6,788,562	Series 2021-KLU3, Class X1, IO (h)	2.07%	01/25/31	465,080
47,426,601	Series 2022-Q017, Class X, IO (i)	1.18%	04/25/30	484,090
	Federal National Mortgage Association
19,187	Series 2016-M2, Class X3, IO (h) (j)	2.04%	04/25/36	3
898,069	Series 2016-M4, Class X2, IO (h)	2.71%	01/25/39	31,858
70,893	Series 2016-M11, Class X2, IO (h) (j)	3.04%	07/25/39	24
44,714,997	Series 2019-M17, Class X, IO (h)	0.42%	08/25/34	473,738
6,100,000	Series 2019-M29, Class X4, IO	0.70%	03/25/29	109,219
47,959,076	Series 2020-M17, Class X1, IO (i)	1.48%	01/25/28	830,819
				3,920,510
	Pass-Through Securities — 9.8%
	Federal Home Loan Mortgage Corporation
4,280,149	Pool RA6427	3.00%	12/01/51	3,809,775
6,918,107	Pool RB5345	6.00%	05/01/45	7,108,263
12,077,319	Pool SD3246	4.00%	08/01/52	11,581,521
269,808	Pool SD3511	6.00%	08/01/53	277,064
8,135,489	Pool SD8213	3.00%	05/01/52	7,259,153
15,076,308	Pool SD8244	4.00%	09/01/52	14,430,136
7,564,322	Pool SD8245	4.50%	09/01/52	7,448,399
11,944,957	Pool SD8256	4.00%	10/01/52	11,440,267
6,967,378	Pool SD8257	4.50%	10/01/52	6,855,568
12,084,439	Pool SD8265	4.00%	11/01/52	11,584,588
5,559,850	Pool SD8266	4.50%	11/01/52	5,470,055
5,350,045	Pool SD8272	3.00%	12/01/52	4,761,711
3,782,389	Pool SD8275	4.50%	12/01/52	3,721,301
95,907,558	Pool SD8491	5.00%	12/01/54	95,841,524
	Federal National Mortgage Association
419,967	Pool AM2974	4.10%	04/01/43	402,090
13,242,013	Pool BV3023	2.00%	02/01/52	10,841,934
13,652,346	Pool CB4808	4.00%	10/01/52	13,090,458
6,162,460	Pool DE3460	5.50%	07/01/55	6,201,996
9,316,847	Pool FS1598	2.00%	04/01/52	7,628,170
4,261,427	Pool FS6925	2.50%	12/01/51	3,634,671
332,871	Pool FS6980	6.00%	01/01/44	344,355
10,832,246	Pool FS7252	5.00%	11/01/53	10,860,073
2,636,899	Pool MA4599	3.00%	05/01/52	2,349,331
3,633,832	Pool MA4626	4.00%	06/01/52	3,484,656
4,384,804	Pool MA4732	4.00%	09/01/52	4,204,339
6,395,762	Pool MA4783	4.00%	10/01/52	6,134,420
2,707,796	Pool MA4784	4.50%	10/01/52	2,666,299

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$16,700,967	Pool MA4840	4.50%	12/01/52	$16,429,522
16,188,693	Pool MA4958	4.50%	03/01/53	15,922,207
	Government National Mortgage Association
1,079,938	Pool 786951	6.00%	09/20/38	1,109,846
1,345,812	Pool 786973	6.00%	09/20/53	1,388,442
2,619,244	Pool 787961	7.00%	12/20/54	2,668,781
5,558,447	Pool MA8427	4.50%	11/20/52	5,479,089
				306,430,004
	Total U.S. Government Agency Mortgage-Backed Securities			358,608,537
	(Cost $352,229,668)

Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES — 5.5%
	Banks — 2.1%
6,350,000	Bank of America Corp. (b)	6.63%	(c)	6,591,992
4,790,000	Citigroup, Inc., Series W (b)	4.00%	(c)	4,804,514
12,167,000	Citigroup, Inc., Series X (b)	3.88%	(c)	12,128,309
2,191,000	CoBank ACB, Series M (b)	7.13%	(c)	2,279,900
1,805,000	Farm Credit Bank of Texas, Series 6 (b)	7.00%	(c)	1,867,299
4,677,000	First Citizens BancShares, Inc., Series D (b)	7.00%	(c)	4,740,191
3,143,000	JPMorgan Chase & Co., Series KK (b)	3.65%	(c)	3,116,442
4,965,000	PNC Financial Services Group (The), Inc., Series T (b)	3.40%	(c)	4,829,707
3,711,000	Royal Bank of Canada (b)	6.50%	11/24/85	3,698,866
5,399,000	Truist Financial Corp., Series N (b)	6.67%	(c)	5,412,784
11,997,000	US Bancorp (b)	3.70%	(c)	11,657,472
4,699,000	Wells Fargo & Co., Series BB (b)	3.90%	(c)	4,680,840
				65,808,316
	Capital Markets — 1.6%
11,914,000	Charles Schwab (The) Corp., Series I (b)	4.00%	(c)	11,833,379
9,085,000	Goldman Sachs Group (The), Inc., Series X (b)	7.50%	(c)	9,598,702
16,170,000	UBS Group AG (a) (b) (k)	7.13%	(c)	16,587,477
10,290,000	UBS Group AG (a) (b) (k)	6.60%	(c)	10,401,729
				48,421,287
	Consumer Finance — 0.4%
3,625,000	Ally Financial, Inc., Series C (b)	4.70%	(c)	3,348,284
8,155,000	American Express Co. (b)	3.55%	(c)	8,017,285
				11,365,569
	Electric Utilities — 0.3%
10,621,000	American Electric Power Co., Inc. (b)	3.88%	02/15/62	10,372,950
	Financial Services — 0.1%
3,134,000	National Rural Utilities Cooperative Finance Corp. (b)	5.25%	04/20/46	3,140,185
	Health Care Providers & Services — 0.5%
15,460,000	CVS Health Corp. (b)	7.00%	03/10/55	16,271,032
	Independent Power and Renewable Electricity Producers — 0.0%
929,000	Vistra Corp., Series C (a) (b)	8.88%	(c)	1,038,403

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Multi-Utilities — 0.2%
$4,268,000	Dominion Energy, Inc. (b)	6.20%	02/15/56	$4,313,716
2,519,000	Dominion Energy, Inc. (b)	6.00%	02/15/56	2,549,838
				6,863,554
	Oil, Gas & Consumable Fuels — 0.3%
2,281,000	Energy Transfer, L.P., Series B (b)	6.63%	(c)	2,287,708
7,920,000	Energy Transfer, L.P., Series G (b)	7.13%	(c)	8,156,919
				10,444,627
	Total Capital Preferred Securities			173,725,923
	(Cost $170,798,745)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES — 5.2%
	Airlines — 0.3%
3,333,000	AS Mileage Plan IP Ltd. (a)	5.02%	10/20/29	3,345,168
5,411,000	AS Mileage Plan IP Ltd. (a)	5.31%	10/20/31	5,429,797
				8,774,965
	Apparel — 0.7%
14,750,000	Gildan Activewear, Inc. (a)	4.70%	10/07/30	14,717,489
7,700,000	Gildan Activewear, Inc. (a)	5.40%	10/07/35	7,700,749
				22,418,238
	Auto Manufacturers — 0.3%
7,168,000	Nissan Motor Co. Ltd. (a)	8.13%	07/17/35	7,581,156
	Banks — 0.4%
7,298,000	Danske Bank A/S (a) (b)	5.71%	03/01/30	7,612,642
1,481,000	HSBC Holdings PLC (b)	4.76%	06/09/28	1,494,315
1,585,000	Santander UK Group Holdings PLC (b)	1.67%	06/14/27	1,562,841
430,000	Santander UK Group Holdings PLC (b)	2.47%	01/11/28	421,586
				11,091,384
	Beverages — 0.1%
3,170,000	Bacardi Ltd. (a)	4.70%	05/15/28	3,197,654
	Biotechnology — 0.3%
8,000,000	GENMAB A/S / GENMAB FINANCE, LLC (a) (l)	7.25%	12/15/33	8,383,616
	Commercial Services — 0.4%
12,500,000	Element Fleet Management Corp. (a)	4.64%	11/24/30	12,568,252
	Diversified Financial Services — 0.1%
2,000,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.45%	10/29/26	1,970,140
115,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.88%	01/23/28	114,463
315,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.75%	06/06/28	326,762
1,650,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.00%	10/29/28	1,597,757
				4,009,122
	Entertainment — 0.2%
7,500,000	Flutter Treasury DAC (a)	5.88%	06/04/31	7,579,763
	Environmental Control — 0.4%
11,400,000	GFL Environmental, Inc. (a)	4.00%	08/01/28	11,186,221
750,000	GFL Environmental, Inc. (a)	3.50%	09/01/28	736,481
				11,922,702

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Food — 0.2%
$1,700,000	JBS USA Holding Lux S.A.R.L. / JBS USA Food Co. / JBS Lux Co., S.A.R.L.	3.75%	12/01/31	$1,618,794
3,628,000	JBS USA Holding Lux S.A.R.L. / JBS USA Food Co. / JBS Lux Co., S.A.R.L.	6.75%	03/15/34	4,028,984
				5,647,778
	Leisure Time — 1.5%
11,515,000	Carnival Corp. (a)	4.00%	08/01/28	11,323,803
14,435,000	Carnival Corp. (a)	5.75%	08/01/32	14,815,550
1,255,000	NCL Corp. Ltd. (a)	5.88%	02/15/27	1,259,969
7,300,000	NCL Corp. Ltd. (a)	6.25%	09/15/33	7,218,368
7,330,000	Viking Cruises Ltd. (a)	9.13%	07/15/31	7,867,883
4,810,000	Viking Cruises Ltd. (a)	5.88%	10/15/33	4,890,986
				47,376,559
	Machinery-Diversified — 0.0%
1,392,300	Oregon Tool Lux, L.P. (a)	7.88%	10/15/29	723,996
	Oil & Gas — 0.0%
482,000	Transocean International Ltd. (a)	7.88%	10/15/32	502,774
	Savings & Loans — 0.0%
885,000	Nationwide Building Society (a) (b)	2.97%	02/16/28	872,558
	Software — 0.2%
6,731,000	Open Text Corp. (a)	6.90%	12/01/27	6,988,770
	Telecommunications — 0.1%
4,140,000	SoftBank Corp. (a)	4.70%	07/09/30	4,167,670
	Total Foreign Corporate Bonds and Notes			163,806,957
	(Cost $161,116,586)
MORTGAGE-BACKED SECURITIES — 3.5%
	Collateralized Mortgage Obligations — 0.4%
	CIM Trust
5,773,364	Series 2020-R6, Class A1 (a)	2.25%	12/25/60	5,253,171
	Credit Suisse Mortgage Trust
103,437	Series 2022-RPL1, Class CERT (a)	4.23%	04/25/61	96,372
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
5,325,000	Series 2024-DNA3, Class M2, 30 Day Average SOFR + 1.45% (a) (g)	5.52%	10/25/44	5,333,543
				10,683,086
	Commercial Mortgage-Backed Securities — 3.1%
	245 Park Avenue Trust
4,441,000	Series 2017-245P, Class A (a)	3.51%	06/05/37	4,363,921
	BFLD Mortgage Trust
3,791,000	Series 2024-VICT, Class A, 1 Mo. CME Term SOFR + 1.89% (a) (g)	5.85%	07/15/41	3,808,438
	BX Commercial Mortgage Trust
3,420,000	Series 2020-VIV3, Class B (a) (h)	3.66%	03/09/44	3,241,731
4,050,000	Series 2020-VIV4, Class A (a)	2.84%	03/09/44	3,772,907
2,730,567	Series 2021-ACNT, Class C, 1 Mo. CME Term SOFR + CSA + 1.50% (a) (g)	5.57%	11/15/38	2,730,297

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	BX Commercial Mortgage Trust (Continued)
$2,385,255	Series 2021-VOLT, Class E, 1 Mo. CME Term SOFR + CSA + 2.00% (a) (g)	6.07%	09/15/36	$2,384,777
2,845,000	Series 2022-AHP, Class AS, 1 Mo. CME Term SOFR + 1.49% (a) (g)	5.45%	01/17/39	2,841,845
	BX Trust
2,800,000	Series 2019-OC11, Class A (a)	3.20%	12/09/41	2,666,168
2,261,716	Series 2021-LBA, Class CV, 1 Mo. CME Term SOFR + CSA + 1.35% (a) (g)	5.42%	02/15/36	2,259,736
4,146,216	Series 2021-LBA, Class DV, 1 Mo. CME Term SOFR + CSA + 1.60% (a) (g)	5.67%	02/15/36	4,140,561
1,869,868	Series 2021-RISE, Class D, 1 Mo. CME Term SOFR + CSA + 1.75% (a) (g)	5.82%	11/15/36	1,868,067
2,250,000	Series 2021-VIEW, Class A, 1 Mo. CME Term SOFR + CSA + 1.28% (a) (g)	5.35%	06/15/36	2,247,673
2,185,000	Series 2024-BIO, Class B, 1 Mo. CME Term SOFR + 1.94% (a) (g)	5.90%	02/15/41	2,182,785
4,264,000	Series 2024-PAT, Class A, 1 Mo. CME Term SOFR + 2.09% (a) (g)	6.05%	03/15/41	4,270,650
	BXHPP Trust
6,225,000	Series 2021-FILM, Class A, 1 Mo. CME Term SOFR + CSA + 0.65% (a) (g)	4.72%	08/15/36	5,999,352
	BXP Trust
3,200,000	Series 2017-GM, Class C (a) (h)	3.54%	06/13/39	3,108,195
	COMM Mortgage Trust
2,834,000	Series 2016-787S, Class A (a)	3.55%	02/10/36	2,812,764
	DOLP Trust
6,000,000	Series 2021-NYC, Class A (a)	2.96%	05/10/41	5,410,247
	GS Mortgage Securities Corp Trust
4,230,000	Series 2023-FUN, Class B, 1 Mo. CME Term SOFR + 2.79% (a) (g)	6.75%	03/15/28	4,251,470
	HILT Commercial Mortgage Trust
2,711,000	Series 2024-ORL, Class B, 1 Mo. CME Term SOFR + 1.94% (a) (g)	5.90%	05/15/37	2,715,959
	MHC Commercial Mortgage Trust
4,392,000	Series 2021-MHC, Class B, 1 Mo. CME Term SOFR + CSA + 1.10% (a) (g)	5.17%	04/15/38	4,392,434
	MKT Mortgage Trust
4,530,000	Series 2020-525M, Class A (a)	2.69%	02/12/40	4,097,119
	One Bryant Park Trust
2,800,000	Series 2019-OBP, Class A (a)	2.52%	09/15/54	2,602,202
	SDR Commercial Mortgage Trust
3,715,000	Series 2024-DSNY, Class B, 1 Mo. CME Term SOFR + 1.74% (a) (g)	5.70%	05/15/39	3,710,965
	SFO Commercial Mortgage Trust
3,530,000	Series 2021-555, Class A, 1 Mo. CME Term SOFR + CSA + 1.15% (a) (g)	5.22%	05/15/38	3,511,782
	SLG Office Trust
2,950,000	Series 2021-OVA, Class C (a)	2.85%	07/15/41	2,633,214

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	SREIT Trust
$1,423,000	Series 2021-MFP2, Class C, 1 Mo. CME Term SOFR + CSA + 1.37% (a) (g)	5.44%	11/15/36	$1,422,201
6,337,000	Series 2021-MFP2, Class D, 1 Mo. CME Term SOFR + CSA + 1.57% (a) (g)	5.64%	11/15/36	6,333,730
	STWD Mortgage Trust
1,550,000	Series 2021-LIH, Class AS, 1 Mo. CME Term SOFR + CSA + 1.26% (a) (g)	5.33%	11/15/36	1,546,774
				97,327,964
	Total Mortgage-Backed Securities			108,011,050
	(Cost $106,256,194)

Principal Value	Description	Rate (m)	Stated Maturity (n)	Value
SENIOR FLOATING-RATE LOAN INTERESTS — 1.9%
	Aerospace/Defense — 0.5%
15,526,448	TransDigm, Inc., Term Loan, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.50%	02/28/31	15,568,913
	Food and Beverage — 0.2%
7,335,805	Chobani LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.17%	10/28/32	7,387,413
	Gaming — 0.2%
7,281,519	Caesars Entertainment, Inc., Term Loan B1, 1 Mo. CME Term SOFR + 2.25%, 0.50% Floor	6.20%	02/06/31	7,219,335
	Healthcare — 0.3%
8,000,000	Medline Borrower, L.P., Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	5.92%	10/23/28	8,019,360
	Other Industrial — 0.1%
1,989,839	Asp Dream Acquisition Co., Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.75% Floor	8.31%	12/15/28	1,900,296
	Paper — 0.0%
26,558	Mativ Holdings, Inc., Delayed Draw Term Loan, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor (o)	6.56%	05/06/27	26,425
	Pharmaceuticals — 0.2%
6,059,800	Amneal Pharmaceuticals LLC, Term Loan, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	7.46%	08/02/32	6,125,458
	Restaurants — 0.2%
6,744,000	Raising Cane’s Restaurants LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.98%	10/24/32	6,753,846
	Retailers — 0.2%
7,462,312	ABG Intermediate Holdings 2 LLC, Term Loan B1, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.20%	12/21/28	7,486,079
	Total Senior Floating-Rate Loan Interests			60,487,125
	(Cost $60,433,071)

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES — 0.8%
	Bayview Opportunity Master Fund VII
$6,949,446	Series 2024-EDU1, Class E (j)	0.18%	06/25/47	$7,052,273
	Carvana Auto Receivables Trust
5,450	Series 2020-P1, Class R (a)	(p)	09/08/27	412,195
2,800	Series 2021-P4, Class R (a)	(p)	09/11/28	336,964
19,300	Series 2022-N1, Class R (a)	(p)	12/11/28	825,392
17,100	Series 2022-P2, Class R (a)	(p)	05/10/29	2,022,063
9,800	Series 2023-N3, Class R (a)	(p)	09/10/30	1,850,486
8,700	Series 2023-P3, Class R (a)	(p)	08/12/30	924,229
	Chase Auto Owner Trust
10,000	Series 2022-AA, Class R1 (a)	(p)	06/25/30	639,848
	LAD Auto Receivables Trust
4,950,000	Series 2023-1A, Class D (a)	7.30%	06/17/30	5,024,016
	Skyline Aircraft Finance LLC
505,631	Series 2020-1, Class A (j) (o) (q)	3.23%	05/10/38	476,557
	SLM Student Loan EDC Repackaging Trust
1,000	Series 2013-M1, Class M1R (a)	(p)	10/28/29	183,967
	SLM Student Loan Trust
6,525	Series 2006-2, Class R	(p)	01/25/41	284,845
1,375	Series 2007-4, Class R	(p)	01/25/42	155,480
	Westlake Automobile Receivables Trust
5,290,000	Series 2023-1A, Class D (a)	6.79%	11/15/28	5,412,479
	Total Asset-Backed Securities			25,600,794
	(Cost $29,420,319)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES — 0.4%
	Banks — 0.1%
74,024	Bank of Hawaii Corp.	8.00%	(c)	1,966,818
	Electric Utilities — 0.2%
233,000	Xcel Energy, Inc.	6.25%	10/15/85	5,818,010
	Financial Services — 0.1%
121,300	Jackson Financial, Inc. (b)	8.00%	(c)	3,175,634
	Total $25 Par Preferred Securities			10,960,462
	(Cost $10,900,885)

	Total Investments — 99.8%			3,133,797,757
	(Cost $3,083,881,991)
	Net Other Assets and Liabilities — 0.2%			5,697,389
	Net Assets — 100.0%			$3,139,495,146

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At November 30, 2025, securities noted as such amounted to $919,182,273 or 29.3% of net assets.

(b)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at November 30, 2025.
At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(c)	Perpetual maturity.

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
(d)	The issuer will pay interest in cash and/or in PIK interest.
(e)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(f)	Inverse floating rate security.
(g)	Floating or variable rate security.
(h)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(i)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(j)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(k)
This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At November 30, 2025, securities noted as such amounted to $26,989,206 or 0.9% of net assets. Of these securities, 0.0% originated in emerging markets, and 100.0% originated in foreign markets.

(l)	When-issued security. The interest rate shown reflects the rate in effect at November 30, 2025. Interest will begin accruing on the security’s first settlement date.
(m)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR floor that establishes a minimum SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR period, spread and floor, but different SOFR reset dates.

(n)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(o)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
November 30, 2025, securities noted as such are valued at $502,982 or 0.0% of net assets.

(p)	Zero coupon security.
(q)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
PIK	– Payment-in-kind
REMIC	– Real Estate Mortgage Investment Conduit
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$1,374,407,064	$—	$1,374,407,064	$—
U.S. Government Bonds and Notes	858,189,845	—	858,189,845	—
U.S. Government Agency Mortgage-Backed Securities	358,608,537	—	358,608,537	—
Capital Preferred Securities*	173,725,923	—	173,725,923	—
Foreign Corporate Bonds and Notes*	163,806,957	—	163,806,957	—
Mortgage-Backed Securities	108,011,050	—	108,011,050	—
Senior Floating-Rate Loan Interests*	60,487,125	—	60,487,125	—
Asset-Backed Securities	25,600,794	—	25,124,237	476,557
$25 Par Preferred Securities*	10,960,462	10,960,462	—	—
Total Investments	$3,133,797,757	$10,960,462	$3,122,360,738	$476,557

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Exchange-Traded Fund VIII
Additional Information
November 30, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.